Taxation - Disclosure of Deferred Tax Liabilities and Assets on the Balance Sheet (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	R 2,178	R 996
Deferred tax assets	(272)	(531)
Deferred tax liability (asset)	1,906	465	R 687
Net deferred tax liability	1,906	465
Gross deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	3,108	2,268
Amortisation and depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	2,807	2,211
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	25	57
Gross deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,202)	(1,803)
Unredeemed capital expenditure1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(3,540)	(4,923)
Provisions, including non-current provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,157)	(1,156)
Contingent consideration liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(47)	0
Streaming contract liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(140)	0
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	276	0
Deferred tax assets	0	(505)
Tax losses2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,151)	(1,718)
Deferred tax asset not recognised
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, amount not recognised	4,833	6,499
PNG operations | Deferred tax asset not recognised
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, amount not recognised	4,833	6,499
Hidden Valley | Unredeemed capital expenditure1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(3,157)	(4,555)
Hidden Valley | Tax losses2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R (1,089)	R (1,327)